Financial Statement Details - Interest and Interest and Investment Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Statement Details [Abstract]
Interest income	$ 1,725	$ 2,764
Unrealized gain (loss) from equity securities	1,577	(321)
Investment (amortization expense) accretion income, net	(858)	3
Net realized (losses) on investments	(9)	(4)
Investment income, net	$ 2,435	$ 2,442